LEASES (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Leases [Abstract]
2021	$ 61,845	$ 113,553
2022	5,972	23,968
Imputed interest	(2,153)	(5,486)
Total lease liability	$ 65,664	$ 132,035